United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7141

(Investment Company Act File Number)

Federated World Investment Series, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/17

Date of Reporting Period: Quarter ended 02/28/17

Item 1.	Schedule of Investments

Federated Emerging Market Debt Fund
Portfolio of Investments
February 28, 2017 (unaudited)
Principal, Foreign Currency Par Amount, or Shares			Value in U.S. Dollars
		CORPORATE BONDS—45.9%
		Aerospace & Defense—0.1%
$ 80,000		Embraer Netherlands Finance BV, Sr. Unsecd. Note, 5.40%, 2/1/2027	$82,980
		Banking—9.2%
200,000	[1,2]	Banco Bradesco SA, Sub., Series 144A, 6.75%, 9/29/2019	217,690
100,000		Banco do Brasil S.A., Jr. Sub. Note, Series REGS, 8.50%, 10/29/2049	108,300
ARS 1,191,000	[1,2]	Banco Supervielle SA, Sr. Unsecd. Note, Series 144A, 24.438%, 8/9/2020	78,502
$215,000		Bank of China Ltd., Sub. Note, Series REGS, 5.00%, 11/13/2024	229,388
100,000		BBVA Bancomer SA Grand Cayman, Series REGS, 6.008%, 5/17/2022	100,450
200,000	[1,2]	BBVA Bancomer SA Mexico, Jr. Sub. Note, Series 144A, 5.35%, 11/12/2029	193,000
150,000		Caixa Economica Federal, Series REGS, 4.25%, 5/13/2019	153,075
150,000		Caixa Economica Federal, Sr. Unsecd. Note, Series REGS, 4.50%, 10/3/2018	153,225
200,000		China Construction Bank Corp., Sub., Series EMTN, 4.25%, 8/20/2024	205,286
400,000	[1,2]	Compania General de Combustibles SA, Sr. Unsecd. Note, Series 144A, 9.50%, 11/7/2021	422,400
200,000		Credit Bank of Moscow, Series REGS, 8.70%, 11/13/2018	213,020
200,000		DBS Group Holdings Ltd., Jr. Sub. Note, Series GMTN, 3.60%, 12/29/2049	196,817
300,000		Export-Import Bank of India, Sr. Unsecd. Note, Series EMTN, 3.875%, 10/2/2019	311,593
200,000		GTB Finance BV, Series REGS, 6.00%, 11/8/2018	205,144
200,000		Industrial and Commercial Bank of China, Ltd., Series REGS, 4.875%, 9/21/2025	212,545
200,000		Itau Unibanco Holding SA, Sub., Series REGS, 6.20%, 12/21/2021	216,260
200,000	[1,2]	MTN Mauritius Investment Ltd., Sr. Unsecd. Note, Series 144A, 5.373%, 2/13/2022	203,547
200,000	[1,2]	Pampa Energia SA, Sr. Unsecd. Note, Series 144A, 7.50%, 1/24/2027	201,750
430,000	[1,2]	RSHB Capital S.A., Series 144A, 5.10%, 7/25/2018	444,274
200,000		Sberbank of Russia, Series REGS, 5.125%, 10/29/2022	205,100
200,000	[1,2]	Sberbank of Russia, Sub. Note, Series 144A, 5.50%, 2/26/2024	207,112
200,000		Tengizchevroil Finance Co. International Ltd., Sec. Fac. Bond, Series REGS, 4.00%, 8/15/2026	192,675
200,000		Turkiye Is Bankasi (Isbank), Series REGS, 5.50%, 4/21/2019	205,375
230,000	[1,2]	Turkiye Vakiflar Bankasi T.A.O., Sr. Unsecd. Note, Series 144A, 5.50%, 10/27/2021	227,283
200,000		VTB Bank OJSC, Series REGS, 9.50%, 12/29/2049	226,245
400,000	[1,2]	Yapi ve Kredi Bankasi A.S., Sr. Unsecd. Note, Series 144A, 5.75%, 2/24/2022	399,556
		TOTAL	5,729,612
		Building & Development—0.5%
300,000		Turkiye Sise ve Cam Fabrikalari A.S., Sr. Unsecd. Note, Series REGS, 4.25%, 5/9/2020	300,360
		Building Materials—0.4%
200,000		Cemex S.A.B de C.V., Series REGS, 7.75%, 4/16/2026	224,500
		Cable & Wireless Television—0.3%
200,000		Vtr Finance Bv, Series REGS, 6.875%, 1/15/2024	212,500
		Chemicals & Plastics—0.8%
500,000		Sinochem Overseas Capital Co. Ltd., Company Guarantee, Series REGS, 4.50%, 11/12/2020	528,833
		Consumer Products—0.2%
100,000		Mastellone Hermanos SA, Sr. Unsecd. Note, Series REGS, 12.625%, 7/3/2021	113,750
		Finance—1.9%
200,000	[1,2]	Corp Financi De Desarrol, Sr. Unsecd. Note, Series 144A, 4.75%, 7/15/2025	212,400
200,000		Gazprombk (GPB Finance), Sub. Note, 7.875%, 4/29/2049	207,996
550,000		MAF Global Securities, 7.125%, 10/29/2049	583,184

Principal, Foreign Currency Par Amount, or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Finance—continued
$200,000		Sukuk Funding Number 3 Ltd., 4.348%, 12/3/2018	$206,474
		TOTAL	1,210,054
		Financial Intermediaries—0.3%
200,000	[1,2]	Trust F/1401, Sr. Unsecd. Note, Series 144A, 6.95%, 1/30/2044	196,660
		Food Products—1.7%
200,000	[1,2]	BFF International Ltd., Sr. Unsecd. Note, Series 144A, 7.25%, 1/28/2020	219,000
400,000	[1,2]	Cosan Luxembourg SA, Sr. Unsecd. Note, Series 144A, 7.00%, 1/20/2027	420,880
200,000		ESAL GmbH, Sr. Unsecd. Note, Series REGS, 6.25%, 2/5/2023	205,000
200,000		Sigma Alimentos SA, Sr. Unsecd. Note, Series REGS, 4.125%, 5/2/2026	193,500
		TOTAL	1,038,380
		Government Agency—0.5%
200,000	[1,2]	Banco Nacional de Desenvolvimento Economico e Social, Sr. Unsecd. Note, Series 144A, 6.369%, 6/16/2018	209,740
100,000		Banco Nacional de Desenvolvimento Economico e Social, Sr. Unsecd. Note, Series REGS, 6.50%, 6/10/2019	107,040
		TOTAL	316,780
		Home Products & Furnishings—0.3%
200,000		Arcelik AS, Sr. Unsecd. Note, Series REGS, 5.00%, 4/3/2023	198,253
		Metals & Mining—4.7%
200,000	[1,2]	Codelco, Inc., Sr. Unsecd. Note, Series 144A, 6.15%, 10/24/2036	236,072
200,000	[1,2]	CSN Islands XII Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 9/29/2049	149,040
400,000		Evraz Group SA, Sr. Unsecd. Note, Series REGS, 6.50%, 4/22/2020	425,952
200,000		Fresnillo PLC, Series REGS, 5.50%, 11/13/2023	217,750
200,000	[1,2]	GTL Trade Finance, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 4/16/2044	200,000
200,000		Minmetals Bounteous Finance BVI Ltd., Sr. Unsecd. Note, 4.20%, 7/27/2026	201,992
200,000		MMC Norlisk Nick Via MMC, Sr. Unsecd. Note, Series REGS, 6.625%, 10/14/2022	224,788
200,000		Noble Group Ltd. , Jr. Sub. Deb., 6.00%, 6/24/2049	165,000
200,000		Severstal OAO Via Steel Capital SA, Sr. Unsecd. Note, Series REGS, 5.90%, 10/17/2022	219,489
120,000		Southern Copper Corp., Sr. Unsecd. Note, 5.875%, 4/23/2045	127,391
150,000		Vale Overseas Ltd., 6.875%, 11/21/2036	164,857
100,000		Vale Overseas Ltd., Sr. Unsecd. Note, 5.875%, 6/10/2021	108,595
70,000		Vale Overseas Ltd., Sr. Unsecd. Note, 6.25%, 8/10/2026	77,437
100,000		Vale Overseas Ltd., Sr. Unsecd. Note, 8.25%, 1/17/2034	120,212
100,000		Vale Overseas Ltd., Sr. Unsecd. Note, 6.875%, 11/10/2039	109,900
200,000		Vedanta Resources PLC, Sr. Unsecd. Note, Series REGS, 7.125%, 5/31/2023	209,250
		TOTAL	2,957,725
		Oil & Gas—11.4%
487,918	[3,4,5,6]	Afren PLC, Series REGS, 11.50%, 2/1/2016	0
300,000	[1,2]	Africa Finance Corp., Sr. Unsecd. Note, Series 144A, 4.375%, 4/29/2020	310,176
300,000		CNOOC Finance 2014 ULC, 4.25%, 4/30/2024	314,617
200,000		Ecopetrol SA, Sr. Unsecd. Note, 5.875%, 5/28/2045	182,340
200,000		Gaz Capital SA, Sr. Unsecd. Note, Series REGS, 4.95%, 2/6/2028	200,416
200,000		Kazmunaygas National Co., Series REGS, 4.40%, 4/30/2023	202,506
200,000		Lukoil International Finance BV, Series REGS, 4.563%, 4/24/2023	204,500
250,000		Pertamina Persero PT, Sr. Unsecd. Note, Series REGS, 5.625%, 5/20/2043	251,972
300,000	[1,2]	Pertamina PT, Series 144A, 4.30%, 5/20/2023	309,512
200,000		Perusahaan Gas Negara PT, Sr. Unsecd. Note, Series REGS, 5.125%, 5/16/2024	211,506
320,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 8.375%, 12/10/2018	348,544
50,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 6.125%, 1/17/2022	51,500
210,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 8.75%, 5/23/2026	239,295

Principal, Foreign Currency Par Amount, or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Oil & Gas—continued
$130,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 7.375%, 1/17/2027	$136,305
100,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 6.85%, 6/5/2115	87,250
200,000		Petrobras International Finance Co., 6.875%, 1/20/2040	187,500
60,000	[1,2]	Petroleos de Venezuela SA, Sr. Unsecd. Note, Series 144A, 9.00%, 11/17/2021	34,389
1,660,000		Petroleos de Venezuela, SA, Unsecd. Note, Series REGS, 6.00%, 5/16/2024	664,000
200,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.875%, 8/4/2026	219,440
700,000		Petroleos Mexicanos, Sr. Unsecd. Note, 5.625%, 1/23/2046	610,785
300,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.75%, 9/21/2047	297,600
100,000		Petroleum Co. of Trinidad and Tobago Ltd., Sr. Unsecd. Note, Series REGS, 9.75%, 8/14/2019	107,250
200,000		PTT Exploration and Production Public Co., Sub. Note, Series REGS, 4.875%, 12/29/2049	203,146
200,000		Puma International Financing SA, Series REGS, 6.75%, 2/1/2021	206,960
200,000	[1,2]	Raizen Fuels Finance SA, Sr. Unsecd. Note, Series 144A, 5.30%, 1/20/2027	205,000
200,000	[1,2]	Rosneft Oil Co., Series 144A, 4.199%, 3/6/2022	201,082
200,000	[1,2]	Sinopec Group Overseas Development 2016 Ltd., Sr. Unsecd. Note, Series 144A, 2.00%, 9/29/2021	193,097
200,000		Sinopec Group Overseas Development 2015 Ltd., Sr. Unsecd. Note, Series REGS, 3.25%, 4/28/2025	195,648
200,000	[1,2]	Southern Gas Corridor CJSC, Unsecd. Note, Series 144A, 6.875%, 3/24/2026	221,000
250,000	[1,2]	Ultrapar International SA, Sr. Unsecd. Note, Series 144A, 5.25%, 10/6/2026	252,525
225,000	[1,2]	YPF Sociedad Anonima, Sr. Unsecd. Note, Series 144A, 8.50%, 3/23/2021	248,276
		TOTAL	7,098,137
		Paper Products—0.2%
100,000		Fibria Overseas Finance, Sr. Unsecd. Note, 5.25%, 5/12/2024	102,750
		Real Estate—1.9%
200,000		Alpha Star Holding Ltd., 4.97%, 4/9/2019	200,774
300,000		China Overseas Finance Cayman V Ltd., Sr. Unsecd. Note, Series A, 3.95%, 11/15/2022	308,331
200,000		Country Garden Holdings Co., Sr. Unsecd. Note, 7.50%, 3/9/2020	213,240
140,000		Franshion Brilliant Ltd., 5.75%, 3/19/2019	145,950
300,000		Wanda Properties International Co., Sr. Unsecd. Note, 7.25%, 1/29/2024	328,491
		TOTAL	1,196,786
		Retailers—0.8%
200,000		Golden Eagle Retail Group Ltd., Sr. Unsecd. Note, Series REGS, 4.625%, 5/21/2023	184,500
300,000		JD.com, Inc., Sr. Unsecd. Note, 3.875%, 4/29/2026	292,518
		TOTAL	477,018
		State/Provincial—3.6%
1,085,000	[1,2]	Buenos Aires, City of, Sr. Unsecd. Note, Series 144A, 8.95%, 2/19/2021	1,217,913
400,000		Provincia De Buenos Aires, Series REGS, 10.875%, 1/26/2021	461,000
400,000	[1,2]	Provincia De Buenos Aires, Sr. Unsecd. Note, Series 144A, 7.875%, 6/15/2027	399,880
150,000	[1,2]	Provincia De Cordoba, Sr. Unsecd. Note, Series 144A, 7.45%, 9/1/2024	151,080
		TOTAL	2,229,873
		Steel—0.3%
200,000	[1,2]	OJSC Novo (Steel Funding), Sr. Unsecd. Note, Series 144A, 4.50%, 6/15/2023	203,500
		Telecommunications & Cellular—2.6%
400,000		Comcel Trust, Series REGS, 6.875%, 2/6/2024	424,500
200,000		Digicel Group Ltd., Sr. Unsecd. Note, Series REGS, 8.25%, 9/30/2020	177,750
200,000		Proven Honour Capital, Sr. Unsecd. Note, 4.125%, 5/19/2025	203,602
200,000		Sistema JSFC, Series REGS, 6.95%, 5/17/2019	215,170
200,000	[1,2]	Telemar Norte Leste SA, Sr. Unsecd. Note, Series 144A, 5.50%, 10/23/2020	66,500
300,000	[1,2]	Turkcell Iletisim Hizmetleri A.S., Unsecd. Note, Series 144A, 5.75%, 10/15/2025	304,551

Principal, Foreign Currency Par Amount, or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Telecommunications & Cellular—continued
$200,000		Vimpelcom, Series REGS, 7.504%, 3/1/2022	$224,702
		TOTAL	1,616,775
		Transportation—1.3%
200,000	[1,2]	Adani Ports and Special, Sr. Unsecd. Note, Series 144A, 3.95%, 1/19/2022	202,337
200,000		Adani Ports and Special, Sr. Unsecd. Note, Series REGS, 3.50%, 7/29/2020	201,324
200,000	[1,2]	Global Ports (Finance) PLC, Sr. Unsecd. Note, Series 144A, 6.50%, 9/22/2023	208,877
200,000		Kazakhstan Temir Zholy, Sr. Unsecd. Note, Series REGS, 6.95%, 7/10/2042	213,316
		TOTAL	825,854
		Utilities—2.9%
150,000	[1,2]	AES Argentina Generacion SA, Sr. Unsecd. Note, Series 144A, 7.75%, 2/2/2024	150,047
200,000	[1,2]	Centrais Eletricas Brasileiras SA, Sr. Unsecd. Note, Series 144A, 5.75%, 10/27/2021	204,450
100,000		Centrais Eletricas Brasileiras SA, Sr. Unsecd. Note, Series REGS, 6.875%, 7/30/2019	106,950
200,000		China Oil & Gas Group Ltd., Sr. Unsecd. Note, 5.00%, 5/7/2020	205,260
200,000		Empresa de Energia de Bogota SA, Sr. Unsecd. Note, Series REGS, 6.125%, 11/10/2021	206,900
134,000		Enersis Americas SA, Sr. Unsecd. Note, 4.00%, 10/25/2026	133,330
500,000		Eskom Holdings Ltd., Sr. Unsecd. Note, Series REGS, 5.75%, 1/26/2021	509,500
275,000		Inkia Energy Ltd., Series REGS, 8.375%, 4/4/2021	284,281
		TOTAL	1,800,718
		TOTAL CORPORATE BONDS (IDENTIFIED COST $28,449,420)	28,661,798
		FOREIGN GOVERNMENTS/AGENCIES—47.3%
		Sovereign—47.3%
187,500		Angola, Government of, Sr. Unsecd. Note, 7.00%, 8/16/2019	192,244
200,000		Angola, Government of, Sr. Unsecd. Note, 9.50%, 11/12/2025	202,382
ARS 13,500,000		Argentina, Government of, 21.926%, 3/28/2017	905,089
$225,000	[1,2]	Argentina, Government of, Sr. Unsecd. Note, Series 144A, 5.625%, 1/26/2022	227,250
225,000	[1,2]	Argentina, Government of, Sr. Unsecd. Note, Series 144A, 6.875%, 1/26/2027	224,730
351,000		Armenia, Government of, 6.00%, 9/30/2020	365,230
200,000	[1,2]	Armenia, Government of, Unsecd. Note, Series 144A, 7.15%, 3/26/2025	208,984
200,000		Azerbaijan, Government of, Sr. Unsecd. Note, 4.75%, 3/18/2024	203,212
200,000	[1,2]	Bahrain, Government of, Sr. Unsecd. Note, Series 144A, 7.00%, 10/12/2028	208,860
50,000		Belize, Government of, 5.00%, 2/20/2038	22,250
300,000		Brazil, Government of, 4.25%, 1/7/2025	294,600
BRL 13,250,000		Brazil, Government of, Series F, 10.00%, 1/1/2021	4,320,390
14,932,000		Brazil, Government of, Series F, 10.00%, 1/1/2025	4,829,165
$300,000		Brazil, Government of, Sr. Unsecd. Note, 5.00%, 1/27/2045	261,750
250,000	[1,2]	Cameroon, Government of, Sr. Unsecd. Note, Series 144A, 9.50%, 11/19/2025	277,785
COP 500,000,000		Colombia, Government of, Sr. Unsecd. Note, 10.00%, 7/24/2024	202,355
$500,000		Colombia, Government of, Sr. Unsecd. Note, 4.50%, 1/28/2026	527,500
200,000		Colombia, Government of, Sr. Unsecd. Note, 3.875%, 4/25/2027	199,000
200,000		Colombia, Government of, Sr. Unsecd. Note, 5.00%, 6/15/2045	198,800
300,000		Costa Rica, Government of, 4.375%, 4/30/2025	280,500
200,000		Dominican Republic, Government of, Sr. Unsecd. Note, 5.50%, 1/27/2025	204,000
200,000	[1,2]	Ecuador, Government of, Sr. Unsecd. Note, Series 144A, 9.65%, 12/13/2026	215,840
200,000		Egypt, Government of, Note, 5.75%, 4/29/2020	206,824
200,000	[1,2]	Egypt, Government of, Sr. Unsecd. Note, Series 144A, 6.125%, 1/31/2022	207,750
200,000	[1,2]	Egypt, Government of, Sr. Unsecd. Note, Series 144A, 8.50%, 1/31/2047	216,994
80,000		El Salvador, Government of, Sr. Unsecd. Note, 5.875%, 1/30/2025	71,600

Principal, Foreign Currency Par Amount, or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$50,000	[1,2]	El Salvador, Government of, Sr. Unsecd. Note, Series 144A, 8.625%, 2/28/2029	$50,375
300,000		Georgia, Government of, Bond, 6.875%, 4/12/2021	334,170
300,000		Ghana, Government of, 7.875%, 8/7/2023	291,096
150,000	[1,2]	Honduras, Government of, Sr. Unsecd. Note, Series 144A, 6.25%, 1/19/2027	151,687
200,000		Indonesia, Government of, Sr. Unsecd. Note, 4.75%, 1/8/2026	213,444
400,000		Indonesia, Government of, Sr. Unsecd. Note, 5.25%, 1/17/2042	424,726
300,000	[1,2]	Indonesia, Government of, Sr. Unsecd. Note, Series 144A, 4.55%, 3/29/2026	310,875
294,000		Ivory Coast, Government of, Sr. Unsecd. Note, 5.75%, 12/31/2032	276,378
300,000	[1,2]	Kenya, Government of, Series 144A, 6.875%, 6/24/2024	295,128
200,000		Mexico, Government of, 4.00%, 10/2/2023	205,000
200,000		Mexico, Government of, 4.125%, 1/21/2026	204,500
500,000		Mexico, Government of, 4.75%, 3/8/2044	476,250
MXN 13,500,000		Mexico, Government of, Sr. Unsecd. Note, 5.00%, 12/11/2019	639,727
$200,000		Mexico, Government of, Sr. Unsecd. Note, 3.60%, 1/30/2025	198,400
200,000		Nigeria, Government of, Note, 6.75%, 1/28/2021	211,760
200,000	[1,2]	Nigeria, Government of, Unsecd. Note, Series 144A, Series 144A, 7.875%, 2/16/2032	210,724
400,000		Russia, Government of, 5.625%, 4/4/2042	437,640
200,000	[1,2]	Russia, Government of, Sr. Unsecd. Note, Series 144A, 4.75%, 5/27/2026	209,440
RUB 50,000,000		Russia, Government of, Unsecd. Note, 7.60%, 4/14/2021	837,590
90,000,000		Russia, Government of, Unsecd. Note, 7.00%, 8/16/2023	1,449,472
$200,000	[1,2]	Saudi Arabia, Government of, Sr. Unsecd. Note, Series 144A, 3.25%, 10/26/2026	193,300
300,000		Senegal, Government of, Unsecd. Note, 6.25%, 7/30/2024	303,090
200,000		Serbia, Government of, 7.25%, 9/28/2021	227,180
200,000		Sri Lanka, Government of, Sr. Unsecd. Note, 6.00%, 1/14/2019	208,791
200,000		Turkey, Government of, 3.25%, 3/23/2023	181,920
200,000		Turkey, Government of, Sr. Unsecd. Note, 6.00%, 3/25/2027	204,765
300,000		Turkey, Government of, Sr. Unsecd. Note, 4.875%, 4/16/2043	251,499
TRY 10,000,000		Turkey, Government of, Unsecd. Note, 8.50%, 7/10/2019	2,620,153
$300,000		Ukraine, Government of, Sr. Unsecd. Note, 7.75%, 9/1/2020	297,750
200,000		Ukraine, Government of, Sr. Unsecd. Note, 7.75%, 9/1/2024	189,016
400,000		Ukraine, Government of, Unsecd. Note, 7.75%, 9/1/2019	402,000
650,000	[1,2]	Ukraine, Government of, Unsecd. Note, Series GDP (144A), 0.00%, 5/31/2040	197,990
120,000		Uruguay, Government of, 4.50%, 8/14/2024	127,500
200,000		Uruguay, Government of, 4.375%, 10/27/2027	206,090
100,000		Uruguay, Government of, Sr. Unsecd. Note, 5.10%, 6/18/2050	94,100
300,000		Venezuela, Government of, 9.375%, 1/13/2034	148,710
1,000,000		Venezuela, Government of, Note, 7.65%, 4/21/2025	475,000
500,000	[1,2]	Zambia, Government of, Series 144A, 8.97%, 7/30/2027	525,260
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $32,971,355)	29,557,580
		U.S. TREASURY—1.2%
750,000	[7]	United States Treasury Notes, 0.875%, 8/15/2017 (IDENTIFIED COST $750,850)	750,630

Principal, Foreign Currency Par Amount, or Shares			Value in U.S. Dollars
		INVESTMENT COMPANY—5.1%
3,216,940	[8]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.87% [9] (IDENTIFIED COST $3,217,735)	$3,217,905
		TOTAL INVESTMENTS—99.5% (IDENTIFIED COST $65,389,360)[10]	62,187,913
		OTHER ASSETS AND LIABILITIES - NET—0.5%[11]	282,203
		TOTAL NET ASSETS—100%	$62,470,116
The average market value of purchased options held by the Fund throughout the period was $5,956. This is based on amounts held as of each month-end throughout the three-month fiscal period. At February 28, 2017, the Fund had no outstanding purchased option contracts.
At February 28, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
4E-mini S&P 500 Futures, Short Futures	10	$1,181,375	March 2017	$(37,717)
[4]United States Treasury Notes 5-Year Note, Short Futures	50	$5,885,156	June 2017	$4,575
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(33,142)
The average notional value of short futures contracts held by the Fund throughout the period was $3,632,609. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At February 28, 2017, the Fund had the following open swap contracts:
CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 2/28/2017[12]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Swaps:
Barclays	Class CDX EM Series 26	Buy	1.00%	12/20/2021	2.15%	$3,500,000	$177,800	$212,381	$(34,581)
Goldman Sachs	Class MARKIT CDX HY Series 27	Buy	5.00%	12/20/2021	3.12%	$990,000	$(76,725)	$(73,705)	$(3,020)
Barclays	Class Republic of South Africa	Buy	1.00%	12/20/2021	1.95%	$200,000	$8,131	$8,137	$(6)
Barclays	Class Republic of Turkey	Buy	1.00%	12/20/2021	2.46%	$200,000	$12,339	$11,948	$391
TOTAL CREDIT DEFAULT SWAPS							$121,545	$158,761	$(37,216)

INTEREST RATE SWAPS
Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
OTC Swaps:
Goldman Sachs	1M MXIBTIIE	Pay	6.07%	9/24/2021	20,000,000 MXN	$(55,895)	$(55,895)
Goldman Sachs	1M MXIBTIIE	Pay	7.77%	12/8/2026	10,000,000 MXN	$(1,539)	$(1,539)
Goldman Sachs	1M MXIBTIIE	Pay	7.87%	2/3/2027	95,000,000 MXN	$1,928	$1,928
Bank of America	6M WIBOR	Pay	1.84%	8/4/2021	43,000,000 PLN	$(53,235)	$(53,235)
Goldman Sachs	Brazil Cetip Interbank	Receive	11.67%	1/2/2025	6,374,275 BRL	$(185,566)	$(185,566)
HSBC	JIBAR	Pay	8.66%	12/15/2020	28,000,000 ZAR	$79,965	$79,965
HSBC	TIIE	Pay	6.19%	7/20/2026	45,000,000 MXN	$(243,012)	$(243,012)
TOTAL INTEREST RATE SWAPS						$(457,354)	$(457,354)
The average notional amount of credit default swap contracts and average market value of interest rate swap contracts held by the Fund throughout the period was $3,747,500 and $347,545, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At February 28, 2017, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
3/20/2017	State Street	2,400,000 RON	$570,749	$(8,741)
3/23/2017	BNP Paribas	9,700,000 PLN	$2,294,229	$90,687
4/10/2017	Credit Agricole	14,850,000 ARS	$900,000	$40,437
4/26/2017	BNP Paribas	26,300,000 ZAR	$1,975,661	$9,052
5/24/2017	BNY Mellon	70,000,000 MXN	$3,526,715	$(84,698)
7/10/2017	BNP Paribas	1,800,000 EGP	$94,987	$8,562
7/10/2017	BNP Paribas	1,800,000 EGP	$94,737	$8,811
7/10/2017	BNP Paribas	3,598,900 EGP	$188,671	$18,362
7/10/2017	BNP Paribas	4,500,000 EGP	$236,655	$22,215
Contracts Sold:
3/9/2017	BNP Paribas	62,170,000 RUB	$999,839	$(63,191)
3/9/2017	BNP Paribas	55,500,000 RUB	$860,232	$(88,749)
3/20/2017	State Street	2,400,000 RON	$571,973	$9,965
3/28/2017	BNP Paribas	13,500,000 ARS	$802,616	$(56,814)
3/28/2017	Citibank	7,360,378 TRY	$2,021,719	$16,112
4/4/2017	Morgan Stanley	7,500,000 BRL	$2,363,917	$(26,146)
4/6/2017	BNP Paribas	610,000,000 COP	$202,928	$(4,271)
4/10/2017	Credit Agricole	14,850,000 ARS	$936,318	$(4,120)
4/26/2017	Barclays	8,169,475 ZAR	$615,000	$(1,504)
4/26/2017	Goldman Sachs	8,344,627 ZAR	$615,000	$(14,722)
7/10/2017	BNP Paribas	10,800,000 EGP	$614,980	$(6,309)
7/10/2017	BNP Paribas	897,731 EGP	$51,892	$248
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(134,814)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $693,325 and $781,608, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Futures Contracts and Foreign Exchange Contracts, and value for Swap Contracts is included in “Other Assets and Liabilities—Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2017, these restricted securities amounted to $13,456,070, which represented 21.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At February 28, 2017, these liquid restricted securities amounted to $13,456,070, which represented 21.5% of total net assets.
3	Issuer in default.
4	Non-income-producing security.
5	Principal amount and interest were not paid upon final maturity.
6	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
7	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts and swap contracts.
8	Affiliated holding.

Transactions involving the affiliated holding during the period ended February 28, 2017, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2016	1,725,538
Purchases/Additions	13,679,673
Sales/Reductions	(12,188,271)
Balance of Shares Held 2/28/2017	3,216,940
Value	$3,217,905
Dividend Income	$3,909
9	7-day net yield.
10	At February 28, 2017, the cost of investments for federal tax purposes was $65,374,638. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) futures contracts; (c) swap contracts; and (d) outstanding foreign currency commitments was $3,186,725. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,568,585 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,755,310.
11	Assets, other than investments in securities, less liabilities.
12	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$28,661,798	$0	$28,661,798
Foreign Governments/Agencies	—	29,557,580	—	29,557,580
U.S. Treasury	—	750,630	—	750,630
Investment Company	3,217,905	—	—	3,217,905
TOTAL SECURITIES	$3,217,905	$58,970,008	$0	$62,187,913
Other Financial Instruments:[1]
Assets	$4,575	$504,614	$—	$509,189
Liabilities	(37,717)	(975,237)	—	(1,012,954)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(33,142)	$(470,623)	$—	$(503,765)
1	Other financial instruments include futures contracts, swap contracts and foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ARS	—Argentine Peso
BRL	—Brazilian Real
CJSC	—Closed Joint Stock Company
COP	—Colombian Peso
EGP	— Egyptian Pound
EMTN	—Euro Medium Term Note
GMTN	— Global Medium Term Note
JIBAR	— Interbank Agreed Rate
MTN	— Medium Term Note
MXIBTIIE	—Mexico Interbank TIIE 28 Day Rate
MXN	—Mexican Peso
OJSC	—Open Joint Stock Company
OTC	—Over-the-Counter
PLN	— Polish Zloty
RON	—Romanian New Leu
RUB	—Russian Ruble
TIIE	—Interbank Interest Equilibrium Rate
TRY	—Turkish Lira
WIBOR	—Warsaw Interbank Offered Rate
ZAR	—South African Rand
10
Federated International Leaders Fund
Portfolio of Investments
February 28, 2017 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—92.7%
		Belgium—2.0%
284,400		Anheuser-Busch InBev NV	$31,109,117
		France—19.7%
1,430,648		Accor SA	56,496,713
1,179,641		AXA SA	27,860,178
817,897		BNP Paribas SA	47,818,132
1,899,480		Edenred	43,011,573
162,156		Kering	39,501,089
1,891,900		Orange SA	28,603,377
225,468		Pernod Ricard SA	25,788,868
3,243,745	[1]	Television Francaise 1 SA	36,804,334
		TOTAL	305,884,264
		Germany—12.0%
280,296		Bayerische Motoren Werke AG	25,082,349
326,736		Daimler AG	23,788,926
348,729		HeidelbergCement AG	32,595,701
1,650,771	[2]	Kloeckner & Co. AG	21,651,085
627,065		Rheinmetall AG	47,922,665
375,319		SAP SE	34,991,620
		TOTAL	186,032,346
		Hong Kong—3.2%
4,106,040		Dah Sing Financial Holdings Ltd.	30,239,193
1,274,061		Sun Hung Kai Properties Ltd.	18,666,326
		TOTAL	48,905,519
		Ireland—3.0%
1,355,892		CRH PLC	45,800,080
		Italy—6.3%
1,675,000		Eni SpA	25,898,246
10,133,310		Intesa Sanpaolo SPA	23,653,132
5,491,000		Prada SPA	20,983,185
2,069,000		UniCredit SPA	27,782,433
		TOTAL	98,316,996
		Japan—5.8%
853,300		Chugai Pharmaceutical Co. Ltd.	28,399,856
738,600		Honda Motor Co., Ltd.	22,926,536
1,160,100		Japan Tobacco, Inc.	38,794,705
		TOTAL	90,121,097
		Netherlands—8.2%
1,035,613	[3,4]	ABN AMRO Group NV, GDR	23,714,883
194,980		Akzo Nobel NV	13,084,550
1,729,335		Koninklijke Philips NV	52,312,555
1,480,600		Royal Dutch Shell PLC	38,264,234
		TOTAL	127,376,222
		Singapore—1.8%
2,117,639		DBS Group Holdings Ltd.	28,272,030
		South Korea—2.1%
19,409		Samsung Electronics Co. Ltd.	32,897,447
1

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Spain—1.7%
4,802,718		Banco Santander, SA	$26,251,151
		Sweden—0.9%
686,300		Assa Abloy AB, Class B	13,359,787
		Switzerland—9.4%
209,888		Cie Financiere Richemont SA	15,470,906
3,087,648		Credit Suisse Group AG	46,570,607
781,710		Julius Baer Group Ltd.	38,291,593
393,363		Nestle SA	29,090,705
266,782		Wolseley PLC	16,279,243
		TOTAL	145,703,054
		United Kingdom—15.4%
1,044,045		Ashtead Group PLC	21,463,638
534,100		AstraZeneca PLC	30,783,061
808,391		Diageo PLC	22,761,614
711,723		Imperial Brands PLC	33,546,797
210,232		InterContinental Hotels Group PLC	9,901,250
7,214,176		PageGroup PLC	37,970,509
1,533,000		Prudential PLC	30,603,951
744,400		Shire PLC	44,832,085
321,442		WPP PLC	7,570,871
		TOTAL	239,433,776
		United States—1.2%
551,745		Invesco Ltd.	17,760,672
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,271,843,024)	1,437,223,558
		INVESTMENT COMPANIES—8.0%[5]
27,563,350	[6]	Federated Government Obligations Fund, Premier Shares, 0.49%[7] (purchased with proceeds from securities lending collateral)	27,563,350
96,923,117		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.87%[7]	96,952,194
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $124,490,584)	124,515,544
		TOTAL INVESTMENTS—100.7% (IDENTIFIED COST $1,396,333,608)[8]	1,561,739,102
		OTHER ASSETS AND LIABILITIES - NET—(0.7)%[9]	(10,583,886)
		TOTAL NET ASSETS—100%	$1,551,155,216
At February 28, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[2]The Tokyo Price Index, Long Futures	709	JPY 96,809,471	March 2017	$2,989,223
The average notional value of long futures contracts held by the Fund throughout the period was $88,758,819. This is based on amounts held as of each month-end throughout the three-month fiscal period.
2

At February 28, 2017, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver	In Exchange For	Unrealized (Depreciation)
Contracts Sold:
3/2/2017	BNY Mellon	15,011,602 JPY	$133,131	$(490)
3/9/2017	Goldman Sachs	244,503,500 EUR	$259,083,244	$(60,159)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(60,649)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,336,548 and $4,105,643 respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

Market Value of Securities Loaned	Market Value of Collateral
$26,420,872	$27,563,350
2	Non-income-producing security.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At February 28, 2017, these liquid restricted securities amounted to $23,714,883, which represented 1.5% of total net assets.
4	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2017, these restricted securities amounted to $23,714,883, which represented 1.5% of total net assets.
5	Affiliated holdings
Transactions involving the affiliated holding during the period ended August 31, 2016, were as
	Federated Government Obligations Fund, Premier Shares	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total
Balance of Shares Held 11/30/2016	88,300,541	82,522,636	170,823,177
Purchases/Additions	$—	$129,652,797	$129,652,797
Sales/Reductions	$(60,737,191)	$(115,252,316)	$(175,989,507)
Balance of Shares Held 2/28/2017	27,563,350	96,923,117	124,486,467
Value	$27,563,350	$96,952,194	$124,515,544
Dividend Income	$7,266	$169,004	$176,270
6	All or a portion of this security is held as collateral for securities lending.
7	7-day net yield.
8	At February 28, 2017, the cost of investments for federal tax purposes was $1,396,333,608. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from the translation of foreign currencies to U.S. dollars of assets and liabilities other than investments in securities was $165,405,494. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $226,199,287 and net unrealized depreciation from investments for those securities having an excess of cost over value of $60,793,793.
9	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2017.
3

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
4

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
International	$17,760,672	$1,419,462,886	$—	$1,437,223,558
Investment Companies	124,515,544	—	—	124,515,544
TOTAL SECURITIES	$142,276,216	$1,419,462,886	$—	$1,561,739,102
Other Financial Instruments:*
Assets	$2,989,223	$—	$—	$2,989,223
Liabilities	—	(60,649)	—	(60,649)
OTHER FINANCIAL INSTRUMENTS	$2,989,223	$(60,649)	$—	$2,928,574
*	Other financial instruments include futures contracts and foreign exchange contracts
The following acronyms are used throughout this portfolio:
EUR	—Euro
GDR	—Global Depositary Receipt
JPY	—Japanese Yen
5
Federated International Small-Mid Company Fund
Portfolio of Investments
February 28, 2017 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—96.6%
		Australia—2.2%
233,893		Link Administration Holdings Ltd.	$1,330,955
57,000		Orica Ltd.	797,705
564,184		Viva Energy REIT Ltd.	1,036,109
		TOTAL	3,164,769
		Austria—1.0%
46,440		Erste Group Bank AG	1,351,969
		Bermuda—1.3%
19,000	[1]	Arch Capital Group Ltd.	1,796,830
		Brazil—1.3%
140,261	[1]	Centro de Imagem Diagnosticos SA (Alliar)	574,573
100,000		Localiza Rent A Car SA	1,236,423
		TOTAL	1,810,996
		Canada—5.7%
57,400		Canadian Western Bank	1,270,994
310,689	[1]	Eldorado Gold Corp.	949,704
201,183	[1]	Mitel Networks Corp.	1,334,453
53,700		North West Co., Inc./The	1,185,426
91,000		Pason Systems, Inc.	1,239,414
200,000	[1]	Precision Drilling Corp.	1,022,436
126,000		Whitecap Resources, Inc.	1,031,184
		TOTAL	8,033,611
		Cayman Islands—1.3%
1,424,000		Nexteer Automotive Group Ltd.	1,840,439
		China—0.8%
5,514,000		CT Environmental Group Ltd.	1,151,722
		Denmark—1.5%
24,000		Chr.Hansen Holding	1,431,488
44,085	[1,2,3]	NETS A/S	744,371
		TOTAL	2,175,859
		France—9.6%
48,552		Accor SA	1,917,333
25,474	[1]	Advanced Accelerator Applications SA, ADR	966,484
17,871	[1]	Criteo SA, ADR	839,580
63,000		Edenred	1,426,564
6,700		Iliad SA	1,385,568
23,400		Ipsen SA	2,079,371
18,647		Publicis Groupe	1,257,566
95,000		STMicroelectronics NV	1,450,017
10,880		Teleperformance	1,204,949
69,500		Television Francaise 1 SA TF1	788,564
10,170		Zodiac SA	298,814
		TOTAL	13,614,810
		Germany—9.6%
14,500		Deutsche Boerse AG	1,231,823
80,898	[2,3]	Deutsche Pfandbriefbank AG	857,874
22,500		Deutsche Wohnen AG	773,382
1

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Germany—continued
243,531		Deutz AG	$1,470,998
14,205	[1]	Dialog Semiconductor PLC	748,331
24,864		GEA Group AG	968,172
19,202		HeidelbergCement AG	1,794,811
108,837	[1]	Kloeckner & Co. AG	1,427,478
19,912		Osram Licht AG	1,184,331
29,386		Rheinmetall AG	2,245,789
15,500	[1]	Siltronic AG	956,072
		TOTAL	13,659,061
		Hong Kong—1.4%
548,500		Techtronic Industries Co.	1,967,366
		India—0.8%
190,000		Jyothy Laboratories Ltd.	1,067,155
		Indonesia—0.8%
12,000,000		PT Ramayana Lestari Sentosa	1,176,811
		Ireland—2.7%
120,841		Grafton Group PLC	945,172
17,200		Kerry Group PLC, Class A	1,320,789
56,965		Smurfit Kappa Group PLC	1,514,326
		TOTAL	3,780,287
		Israel—0.7%
14,454		NICE Ltd., ADR	986,486
		Italy—3.3%
157,429	[2,3]	Anima Holding SPA	843,024
267,029	[1,2,3]	Enav SPA	951,694
221,881	[2,3]	Infrastrutture Wireless Italiane SPA	1,001,121
81,015	[1]	Yoox Net-A-Porter Group	1,930,205
		TOTAL	4,726,044
		Japan—21.8%
35,600		Aisin Seiki Co.	1,769,613
25,500		Alps Electric Co.	760,333
70,600		Chugai Pharmaceutical Co. Ltd.	2,349,736
88,900		Daifuku Co.	2,076,263
9,300		Disco Corp.	1,398,098
46,000		Don Quijote Holdings Co. Ltd.	1,630,493
61,000		Doutor Nichires Holdings Co. Ltd.	1,175,093
40,100		Horiba Ltd.	2,225,478
1,620		Japan Hotel REIT Investment Corp.	1,162,800
63,400		JSR Corp.	1,083,810
97,300		Kakaku.com, Inc.	1,405,291
42,200		Kanamoto Co. Ltd.	1,072,022
19,600		Kusuri No Aoki Holdings Co. Ltd.	861,770
57,300		Kyowa Hakko Kirin Co. Ltd.	858,116
18,600		Matsumotokiyoshi Holdings Co. Ltd.	879,084
11,300		Nidec Corp.	1,055,771
12,000		Nitori Holdings Co., Ltd.	1,397,406
19,900		Shionogi and Co.	974,730
38,500		Sompo Japan Nipponkoa Holdings, Inc.	1,440,246
45,700		Square Enix Holdings Co. Ltd.	1,388,095
54,800		Temp Holdings Co. Ltd.	928,898
2

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—continued
50,800		THK Co. Ltd.	$1,322,506
7,400		Tsuruha Holdings, Inc.	685,296
30,000		United Arrows Ltd.	943,925
		TOTAL	30,844,873
		Luxembourg—0.9%
86,199		SAF-Holland SA	1,245,823
		Mexico—2.9%
105,000		Gruma SA, Class B	1,379,270
9,800		Grupo Aeroportuario del Sureste SAB de CV, Class B, ADR	1,551,536
291,316		Infraestructura Energetica Nova SAB de C.V	1,247,824
		TOTAL	4,178,630
		Netherlands—2.8%
61,400	[2,3]	ABN AMRO Group NV, GDR	1,406,021
29,032	[2,3]	Grandvision NV	739,691
50,869	[2,3]	Intertrust NV	913,028
30,587		NN Group NV	951,005
		TOTAL	4,009,745
		Russia—0.5%
360,000		Moscow Exchange MICEX-RTS PJSC	762,377
		South Korea—1.7%
18,300	[1]	Korea Aerospace Industry	943,783
6,400		Mando Corp.	1,504,769
		TOTAL	2,448,552
		Spain—2.9%
114,234	[2,3]	Cellnex Telecom SAU	1,717,266
44,000		Cia de Distribucion Integral Logista Holdings	1,004,712
119,000		Merlin Properties SOCIMI SA	1,347,665
		TOTAL	4,069,643
		Sweden—1.6%
179,474	[2,3]	Hoist Finance AB	1,530,915
85,000		Net Entertainment NE AB	708,620
		TOTAL	2,239,535
		Switzerland—1.7%
25,882		Julius Baer Group Ltd.	1,267,814
6,900		Tecan AG	1,150,556
		TOTAL	2,418,370
		Thailand—2.1%
650,000		Central Pattana PCL, GDR	1,025,411
1,500,000		CH. Karnchang Public Co. Ltd., GDR	1,169,231
735,000		Minor International PCL, GDR	721,329
		TOTAL	2,915,971
		United Kingdom—13.7%
63,500	[1]	Anglo American PLC	997,808
117,032		Ashtead Group PLC	2,405,962
27,600	[1]	ASOS PLC	1,857,414
58,059		Babcock International Group PLC	683,266
280,000		Booker Group PLC	691,113
21,082		Croda International PLC	916,939
18,355	[1]	Livanova PLC	925,092
57,745		London Stock Exchange Group PLC	2,206,953
3

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		United Kingdom—continued
225,072		PageGroup PLC	$1,184,626
15,010		Rightmove PLC	732,412
252,244	[1,2,3]	Shawbrook Group Ltd.	799,825
29,900		Shire PLC	1,800,751
140,763		St. James's Place Capital PLC	1,844,111
532,567	[1]	Vectura Group PLC	957,801
148,282		Wood Group (John) PLC	1,390,153
		TOTAL	19,394,226
		TOTAL COMMON STOCKS (IDENTIFIED COST $113,907,167)	136,831,960
		EXCHANGE-TRADED FUND—0.4%
		Canada—0.4%
58,054	[1]	Sprott Physical Gold Trust (IDENTIFIED COST $641,787)	595,634
		INVESTMENT COMPANY—2.6%
3,634,498	[4]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.87%[5] (IDENTIFIED COST $3,634,907)	3,635,588
		TOTAL INVESTMENTS—99.6% (IDENTIFIED COST $118,183,861)[6]	141,063,182
		OTHER ASSETS AND LIABILITIES - NET—0.4%[7]	636,408
		TOTAL NET ASSETS—100%	$141,699,590
At February 28, 2017, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation
Contracts Sold:
5/15/2017	Credit Agricole	6,725,000 EUR	$7,160,780	$10,933
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $174,079 and $259,641, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net”.
1	Non-income-producing security.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At February 28, 2017, these liquid restricted securities amounted to $11,504,830, which represented 8.1% of total net assets.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2017, these restricted securities amounted to $11,504,830, which represented 8.1% of total net assets.
4	Affiliated holding.

Transactions involving the affiliated holding during the period ended February 28, 2017, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2016	7,573,944
Purchases/Additions	10,129,721
Sales/Reductions	(14,069,167)
Balance of Shares Held 2/28/2017	3,634,498
Value	$3,635,588
Dividend Income	$7,889
4

5	7-day net yield.
6	At February 28, 2017, the cost of investments for federal tax purposes was $118,183,861. The net unrealized appreciation of investments for federal tax purposes, excluding any unrealized appreciation/depreciation resulting from: (a) translation of foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; and (b) outstanding foreign currency commitments was $22,879,321. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $26,874,081 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,994,760.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities principally traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
5

The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$17,726,716	$119,105,244[1,2]	$—	$136,831,960
Exchange-Traded Fund	595,634	—	—	595,634
Investment Company	3,635,588	—	—	3,635,588
TOTAL SECURITIES	$21,957,938	$119,105,244	$—	$141,063,182
Other Financial Instruments:[3]
Assets	$—	$10,933	$—	$10,933
Liabilities	—	—	—	—
TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$10,933	$—	$10,933
1	Includes $657,334 of a security transferred from Level 1 to Level 2 because fair value factors were applied to equity securities traded principally in foreign markets to account for significant post market close activity. Transfer shown represents the value of the security at the beginning of the period.
Includes $1,331,980 of a security transferred from Level 3 to Level 2 because observable market data was obtained for the security. Transfer shown represents the value of the security at the beginning of the period.	2
Other financial instruments include foreign exchange contracts.	3
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
EUR	—Euro
GDR	—Global Depositary Receipt
PJSC	—Public Joint Stock Company
REIT	—Real Estate Investment Trust
6

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated World Investment Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 24, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 24, 2017